Organization and Principal Activities (Details) - Schedule of financial statements of Zhongchao Shanghai	12 Months Ended
Dec. 31, 2008
Zhongchao Group Inc. ("Zhongchao BVI") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhongchao Group Inc. ("Zhongchao BVI")
Background	A BVI company Incorporated on April 23, 2019 A holding company
Ownership	100% owned by Zhongchao Cayman
Zhongchao Group Limited ("Zhongchao HK") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhongchao Group Limited ("Zhongchao HK")
Background	A Hong Kong company Incorporated on May 14, 2019 A holding company
Ownership	100% owned by Zhongchao BVI
Beijing Zhongchao Zhongxing Technology Limited ("Zhongchao WFOE") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Beijing Zhongchao Zhongxing Technology Limited ("Zhongchao WFOE")
Background	A PRC company and deemed a wholly foreign owned enterprise Incorporated on May 29, 2019 Registered capital of $10 million A holding company
Ownership	100% owned by Zhongchao HK
Zhongchao Shanghai [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhongchao Shanghai
Background	A PRC limited liability company Incorporated on August 17, 2012 Registered capital of RMB 20,250,067 (approximately $3,064,272) with registered capital fully paid-up Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
Ownership	VIE of Beijing Zhongchao Zhongxing Technology Limited
Shanghai Maidemu Cultural Communication Corp. ("Shanghai Maidemu") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Maidemu Cultural Communication Corp. ("Shanghai Maidemu")
Background	A PRC limited liability company Incorporated on March 12, 2015 Registered capital of $1,597,087 (RMB 10 million) with registered capital fully paid-up Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).
Ownership	100% owned by Zhongchao Shanghai
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Zhongxun Medical Technology Co., Ltd. ("Shanghai Zhongxun")
Background	A PRC limited liability company Incorporated on May 27, 2017 Registered capital of $1,021,525 (RMB 7 million) with registered capital fully paid-up Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Ownership	100% owned by Zhongchao Shanghai
Shanghai Zhongxin Medical Technology Co., Ltd (formerly known as “Shanghai Jingyi Medical Technology Co., Ltd.,”) (“Shanghai Jingyi”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Zhongxin Medical Technology Co., Ltd (formerly known as "Shanghai Jingyi Medical Technology Co., Ltd.,") ("Shanghai Jingyi")
Background	A PRC limited liability company Incorporated on October 10, 2018 Registered capital of $1,530,784 (RMB 10 million) with registered capital of $1,491,749 to be funded Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Ownership	100% owned by Shanghai Zhongxun*
Shanghai Huijing Information Technology Co., Ltd., ("Shanghai Huijing") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Huijing Information Technology Co., Ltd., ("Shanghai Huijing")
Background	A PRC limited liability company Incorporated on September 28, 2016 Registered capital of $149,948 (RMB 1 million) with registered capital of $74,974 to be funded Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.
Ownership	100% owned by Shanghai Maidemu
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Beijing Zhongchao Boya Medical Technology Co., Ltd. ("Beijing Boya")
Background	A PRC limited liability company Incorporated on April 27, 2020 Registered capital of $141,185 (RMB 1 million) with registered capital of $141,185 to be funded Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Ownership	70% owned by Zhongchao Shanghai, and 30% owned by Mr. Zhengbo Ma on behalf of Zhongchao Shanghai
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhixun Internet Hospital (Liaoning) Co., Ltd. ("Liaoning Zhixun")
Background	A PRC limited liability company Incorporated on July 6, 2020 Registered capital of $426,642 (RMB 3 million) with registered capital of $426,642 to be funded Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.
Ownership	100% owned by Shanghai Zhongxin